Shareholders' Equity (Schedule of information about non vested options) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Options
Beginning balance	26,672
Granted	5,704	0	0
Vested	(26,672)
Forfeited	0
Ending balance	5,704	26,672
Weighted average grant- date fair value
Beginning balance	$ 2.93
Granted	17.52
Vested	2.93
Forfeited	0
Ending balance	$ 17.52	$ 2.93